Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies	Basis of Presentation and Summary of Significant Accounting Policies
Basis of presentation and consolidation principles
The accompanying Consolidated Financial Statements include the accounts of Millendo Therapeutics, Inc. and its subsidiaries, and all intercompany amounts have been eliminated. The Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The Consolidated Financial Statements include the accounts of the Company’s subsidiaries in which the Company holds a controlling financial interest as of the financial statement date.
Use of estimates
The preparation of the Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the Consolidated Financial Statements, actual results may materially vary from these estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.
Significant Risks and Uncertainties
With the global spread of the ongoing
COVID-19
pandemic in 2020, the Company has implemented business continuity plans designed to address and mitigate the impact of the
COVID-19
pandemic on its business. The Company anticipates that the
COVID-19
pandemic will continue to have an impact on clinical and preclinical development activities. The extent to which the
COVID-19
pandemic impacts the Company’s business, its preclinical and clinical development and regulatory efforts, its corporate development objectives and the value of and market for its common stock, will depend on future developments that are highly uncertain and cannot be predicted with confidence at this time, such as the ultimate duration of the pandemic, travel restrictions, quarantines, social distancing and business closure requirements in the U.S., Europe and other countries, and the effectiveness of actions taken globally to contain and treat the disease. The global economic slowdown, the overall disruption of global healthcare systems and the other risks and uncertainties associated with the pandemic could have a material adverse effect on the Company’s business, financial condition, results of operations and growth prospects.
In addition, the Company is subject to other challenges and risks specific to its business and its ability to execute on its strategy, as well as risks and uncertainties common to companies in the pharmaceutical industry with development operations, including, without limitation, risks and uncertainties associated with: obtaining regulatory approval of its product candidates, loss of single source suppliers or failure to comply with manufacturing regulations, identifying, acquiring or in-licensing
additional products or product candidates; pharmaceutical product development and the inherent uncertainty of clinical success; and the challenges of protecting and enhancing its intellectual property rights; complying with applicable regulatory requirements. In addition, to the extent the ongoing
COVID-19
pandemic adversely affects its business and results of operations, the Company may also have the effect of heightening many of the other risks and uncertainties discussed above.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and restricted cash. The Company generally invests its cash in deposits with high credit quality financial institutions. Deposits at banks may exceed the insurance provided on such deposits. Additionally, the Company performs periodic evaluations of the relative credit standing of these financial institutions.
Cash and cash equivalents
The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of December 31, 2020 and 2019 consisted of money market funds.
Restricted cash
Restricted cash relates to amounts used to secure the Company’s credit card facility balances held on deposit with major financial institutions, to collateralize a letter of credit in the name of the Company’s landlord pursuant to a certain operating lease agreement, and to fund an escrow arrangement in connection with a sublease agreement also pursuant to that same operating lease agreement. The escrow agreement ended in connection with the expiration of the Company’s Waltham, Massachusetts lease agreement in November 2020 (see Note 7). The following table provides a reconciliation of the components of cash, cash equivalents, and restricted cash reported in the Company’s consolidated balance sheets to the total of the amount presented in the Consolidated Statements of Cash Flows:

	December 31,
	2020	2019
	(in thousands)
Cash and cash equivalents	$38,174	$62,478
Restricted cash	484	1,034

Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$38,658	$63,512

Refundable tax credit
The Company earns French research tax credits (crédit d’impôt recherche) or (“CIR”) in connection with its research efforts through its wholly owned subsidiary in Lyon, France. CIR earned are refundable or they can offset French corporate income tax due. Since the French research tax credit can be recovered in cash, the Company has elected to treat this as a grant. During the year ended December 31, 2020 and 2019, the Company recognized a reduction of research and development expenses of $0.5 million and $1.2 million, respectively, and had a research tax credit receivable of $0.3 million and $1.3 million at December 31, 2020 and 2019, respectively.
Leases
The Company determines if an arrangement is a lease at contract inception. A lease exists when a contract conveys to the customer the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. The definition of a lease embodies two conditions: (1) there is an identified asset in the contract that is land or a depreciable asset (i.e., property, plant, and equipment), and (2) the customer has the right to control the use of the identified asset.
The lease liabilities are initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. When leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date, including the lease term.
The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Refer to Note 7 for further details.
Fair value of financial instruments
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying value of the Company’s debt approximates fair value as of December 31, 2020 and 2019.
Other assets
Other assets includes property and equipment and other assets. Property and equipment, less accumulated depreciation, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives which range from three to five years except for leasehold improvements which are amortized over the shorter of the asset life or lease term. Repairs and maintenance costs are expensed as incurred. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has not recognized any impairment of long-lived assets through December 31, 2020.
Research and development expenses
Research and development costs are expensed as incurred and consist primarily of personnel expenses, costs of funding research performed by third-parties, expenses incurred under agreements with contract manufacturing organizations, payments under third-party licensing agreements, consultant fees and expenses associated with outsourced professional scientific development services, expenses related to regulatory activities and allocated expense for facility costs. Milestone payment obligations incurred prior to regulatory approval of the product, which are accrued when the event requiring payment of the milestone occurs, are included in research and development expenses. Upfront milestone payments made to third-parties who perform research and development services on the Company’s behalf are expensed as services are rendered.
At the end of each reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the applicable research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs. As of December 31, 2020 and 2019, the Company has not made any material adjustments to its prior estimates of accrued research and development expenses.
Stock-based compensation
The Company measures and recognizes compensation expense for all stock options awarded to employees and nonemployees based on the estimated fair market value of the award on the grant date. The Company uses the Black-Scholes option pricing model to value its stock option awards. The Company recognizes compensation expense on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company accounts for forfeitures of stock options as they occur.
Estimating the fair market value of options requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, the expected life of the options, stock price volatility, the risk-free interest rate and expected dividends. The assumptions used in the Company’s Black-Scholes option-pricing model represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.
Income taxes
The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, applied during the period in which temporary differences are expected to be settled, is reflected in the Company’s financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company has concluded that a full valuation allowance is necessary for all of its net deferred tax assets. The Company had no material amounts recorded for uncertain tax positions, interest or penalties in the accompanying Consolidated Financial Statements.
Net loss per share
Basic loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during each period. Diluted loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as restricted stock, and stock options, which would result in the issuance of incremental shares of common stock. In computing the basic and diluted net loss per share, the weighted-average number of shares of common stock remains the same for both calculations due to the fact that when a net loss exists, dilutive shares are not included in the calculation as the impact is anti-dilutive.
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive (amounts shown as common stock equivalents):

	Year ended December 31,
	2020	2019
Stock options	3,749,102	2,498,606
Common stock warrants	17,125	17,125
BSA and BSPCE warrants	48,265	95,567

	3,814,492	2,611,298

Segment information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.
Foreign currency
Results of foreign operations are translated from their functional currency into U.S. dollars (reporting currency) using average exchange rates in effect during the year, while assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. The resulting translation adjustments are recorded in accumulated other comprehensive loss. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in income in the period in which the change occurs and reported within other expenses in the consolidated statements of operations and comprehensive loss.
Recent accounting pronouncements
In January 2020, the FASB issued ASU
2020-01,
Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323),
and Derivatives and Hedging (Topic 815).
ASU
2020-01
states any equity security transitioning from the alternative method of accounting under Topic 321 to the equity method, or vice versa, due to an observable transaction will be remeasured immediately before the transition. In addition, the ASU clarifies the accounting for certain non-derivative
forward contracts or purchased call options to acquire equity securities stating such instruments will be measured using the fair value principles of Topic 321 before settlement or exercise. The ASU is effective for fiscal years beginning after December 15, 2020, and will be applied on a prospective basis. Early adoption is permitted. The Company adopted ASU
2020-01
on January 1, 2021, which did not have a material effect on the consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes.
ASU
2019-12
simplifies the accounting for income taxes by removing exceptions within the general principles of Topic 740 regarding the calculation of deferred tax liabilities, the incremental approach for intraperiod tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax), which is partially based on income, evaluating tax basis of goodwill recognized from a business combination, and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal years beginning after December 15, 2020, and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. The Company adopted ASU
2019-01
on January 1, 2021, which did not have a material effect on the consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements
for Fair Value Measurement
. ASU
2018-13
resulted in certain modifications to fair value measurement disclosures, primarily related to level 3 fair value measurements. The standard was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and early adoption was permitted. The adoption of ASU
2018-13
did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments
, which replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. Additionally, ASU
2016-13
requires a financial asset measured at amortized cost basis to be presented at the net amount expected to be collected through the use of an allowance of expected credit losses. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses (Topic 326) Targeted Transition Relief
, which amends ASU
2016-13
by providing entities with an option to irrevocably elect the fair value option to be applied on an instrument-by-instrument
basis for eligible financial instruments that are within the scope of Topic 326. The fair value option election does not apply to held-to-maturity
debt securities. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and
Leases (Topic 842)
, which
finalized effective date delays for private companies,
not-for-profit
organizations, and certain smaller reporting companies applying the credit losses, leases, and hedging standards. Also in November 2019, the FASB issued ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments—Credit
Losses
, which provides clarity about certain aspects of the amendments in ASU
2016-13.
ASU
2016-13,
as amended, is effective for fiscal years beginning
after December 15, 2022, including interim periods within those fiscal years, and requires a modified retrospective approach. The Company is in the process of evaluating the impact of this new guidance on its consolidated financial statements and related disclosures.
Subsequent events
Subsequent events were evaluated through the filing date of this Annual Report.